Provisions - Schedule of Activities In Provision For Contingencies (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Disclosure of other provisions [line items]
Beginning Balance	R$ 5,038,720		R$ 7,783,134
Monetary correction	1,620,378	[1]	226,870	[2]
Additions/(reversals)	216,438	[1]	92,880	[2]
Write-offs for payment/terminations	(1,627,769)		(3,064,164)	[2]
Reclassified from held-for-sale assets	3,913
Ending Balance	5,251,680		5,038,720
Labour [Member]
Disclosure of other provisions [line items]
Beginning Balance	1,457,181		1,596,418
Monetary correction	485,049	[1]	184,112	[2]
Additions/(reversals)	316,182	[1]	99,805	[2]
Write-offs for payment/terminations	(207,380)		(423,154)	[2]
Ending Balance	2,051,032		1,457,181
Tax [Member]
Disclosure of other provisions [line items]
Beginning Balance	650,083		660,302
Monetary correction	60,688	[1]	77,697	[2]
Additions/(reversals)	1,002,827	[1]	(49,659)	[2]
Write-offs for payment/terminations	(666,563)		(38,257)	[2]
Reclassified from held-for-sale assets	3,913
Ending Balance	1,050,948		650,083
Civil [Member]
Disclosure of other provisions [line items]
Beginning Balance	2,931,456		5,526,414
Monetary correction	1,074,641	[1]	(34,939)	[2]
Additions/(reversals)	(1,102,571)	[1]	42,734	[2]
Write-offs for payment/terminations	(753,826)		(2,602,753)	[2]
Ending Balance	R$ 2,149,700		R$ 2,931,456

[1]	The Company continuously monitors its proceedings and revised the calculation methodology of provision estimates, taking into consideration the new profile and history of legal proceeding terminations, in the context of the JRP, as well as in the assessment of the risk of loss carried out by Management supported by its legal advisors.
[2]	This line item basically includes the amounts related to proceedings terminated and included in the list of the Company’s judicial reorganization creditors, which were transferred to the line item trade payables and will be paid according to the terms of the JRP.